SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Functional Currency
Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options, (c) recognition of contingent liabilities (d) valuation allowance of deferred income taxes, (e) determination of goodwill impairment (f) determination of future lease periods of existing lease contracts, and (g) determination of interest rates used in order to calculate the present value of the operating lease liabilities.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.
Restricted Cash
Restricted Cash

Restricted cash as of December 31, 2019 consists of: (a) $733 held in bank accounts that serve as cash collateral for outstanding letters of credit and (b) $1,760 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2018 consists of: (a) $233 held in a bank account that serves as cash collateral for outstanding letters of credit and (b) $2,883 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows.

	December 31,
	2019	2018

Cash and cash equivalents	$52,352	$12,801
Restricted cash	2,493	3,116
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$54,845	$15,917

Accounts Receivable
Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customers and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2019 and 2018, the allowance for doubtful accounts is $418 and $240, respectively.

Investments
Investments

The Company follows Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 820, “Fair Value Measurement”. Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be based on assumptions that market participants would use.

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Companies have the ability to access at the measurement date.

Level 2 -	Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets;
•	Quoted prices for identical or similar assets or liabilities in inactive markets;
•	Inputs other than quoted prices that are observable for the asset or liability;
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment
Property and Equipment

Equipment and furniture, internal-use software, leasehold improvements and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-7
Internal- use software	4-7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the total term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs
Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Goodwill
Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The Company would record a goodwill impairment charge for the difference between the carrying value and the fair value of the goodwill, not to exceed the carrying amount of the goodwill. During the years ended December 31, 2019, 2018 and 2017, the Company recognized a goodwill impairment of $0, $1,563 and $0, respectively (see note 8).

Long-Lived Assets
Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2019, 2018, and 2017, the Company did not record any impairment charges on its long-lived assets.

Employee rights upon retirement
Employee rights upon retirement

The Company is required to make severance payments to its Israeli employees upon dismissal of an employee or upon a termination of employment in certain circumstances. The Israeli pension and severance pay liability to the employees is covered mainly by deposits made at insurance companies. For its employees who are employed under the Section 14 of the Israeli Severance Pay Law, 1963 (“Section 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employees’ rights upon termination. In addition, the related obligation and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s consolidated balance sheets, as the amounts funded are not under the control of management of the Company and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposits amounts have been paid.

For employees not under Section 14, severance liabilities are recorded based on the length of service and their latest monthly salary. The Company’s liabilities for the Israeli employees amounted to $1,493 and $1,498 as of December 31, 2019 and 2018, respectively and are included in other liabilities in the Company’s consolidated balance sheets. The deposits made at insurance companies to cover these liabilities amounted to $1,264 and $1,305 as of December 31, 2019 and 2018, respectively and are included in other assets in the Company’s consolidated balance sheets.

Leases
Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This new standard introduced a number of changes and simplified previous guidance, primarily the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The new standard retained the distinction between finance leases and operating leases and the classification criteria between the two types remains substantially similar. Also, lessor accounting remained largely unchanged from previous guidance. However, key aspects of the new standard were aligned with the revenue recognition guidance in Topic 606.

The Company applied the modified retrospective approach without adjusting comparative periods, as of January 1, 2019.

The Company has performed a comprehensive assessment of the impact of the adoption of new lease accounting guidance including reviewing its existing lease contracts, scoping the relevant contracts that include a lease as well as assessing the impact to business processes and related disclosure requirements.

The new standard provides a number of optional practical expedients in transition. The Company chose to apply the following permitted practical expedients:

Not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard.

Short-term lease recognition exemption for all leases with a term shorter than 12 months. This means, that for those leases, the Company does not recognize ROU assets or lease liabilities.

Applying the practical expedient to not separate lease and non-lease components for all of the Company’s leases as a lessee.

The Company as a lessee

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

The lease term is for the major part of the remaining economic life of the underlying asset.

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.

Based on the criteria above, all of the Company's leases are classified as operating leases.

Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, while the ROU assets are also adjusted for any prepaid or accrued lease payments. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it reasonably certain that the Company will exercise the option.

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event).

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if relevant and any unamortized initial direct costs. Lease expenses are recognized on a straight-line basis over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

Variable lease payments that depend on an index or a rate

On the commencement date, the lease payments shall include variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate), initially measured using the index or rate at the commencement date.

The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index or rate unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.

Impact of the new standard

The most significant impact is reflected in: (i) the recognition of approximately $12,633 ROU assets and $12,606 lease liabilities on the Company's balance sheet for its operating leases of offices, vehicles and equipment (see table below) and (ii) the requirement to provide significant new disclosures regarding leasing activities and to enable users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. However, the adoption of this standard does not have a material impact on consolidated statements of income and consolidated statements of cash flows (see note 7).

The table below presents the effects on the consolidated statement of financial position as at January 1, 2019, in respect of leases existing as of that date:

	According to the previous accounting policy	The change	As presented according to Topic 842
	Dollars in thousands

As of January 1, 2019:

Assets:
Prepaid expenses	26	(26)	-
Operating leases ROU	-	12,632	12,632
	26	12,606	12,632

Current liabilities:
Current maturity of lease liabilities	-	2,859	2,859

Non-current liabilities:
Lease liabilities	-	9,747	9,747

Convertible Debt Instruments
Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional).

When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument.

The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities
Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss
Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss

The Company's comprehensive income (loss) consists of the Company’s net income (loss) and foreign currency translation adjustments. Accumulated other comprehensive loss consist of the Company’s accumulated foreign exchange currency translation adjustments.

Stock-Based Compensation
Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to management and administrative employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss). Compensation expense resulting from stock-based compensation to operational employees is recorded over the vesting period of the award in cost of revenue.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Non-Controlling Interests
Non-Controlling Interests

The Company’s non-controlling interests represent the minority shareholder’s ownership interests related to the Company’s subsidiaries. The Company reports its non-controlling interests in subsidiaries as a separate component of equity in the consolidated balance sheets and reports net income (loss) attributable to the non-controlling interests in the consolidated statement of operations.

Redeemable Non-Controlling Interests
Redeemable Non-Controlling Interests

Certain non-controlling interests in a subsidiary are entitled to predefined Exit Rights that, for accounting purposes, constitute a contingent redemption event that is outside of the Company’s control. As such, these non-controlling interests are presented as temporary equity between liabilities and equity on the Company’s consolidated balance sheets.

After initial recognition, at the fair value of the investment less directly attributable transaction costs, the carrying value of redeemable non-controlling interests is adjusted for the non-controlling interests share in the subsidiary’s profits and Other Comprehensive Income (Loss). The Company does not adjust the carrying value of the redeemable non-controlling interests to the deemed liquidation values of such shares as long as the liquidation events triggering the Exit Rights is not considered probable of occurring.

Revenue Recognition
Revenue Recognition

Revenue is recognized when the promised services are performed for our clients, and the amount that reflects the consideration we are entitled to receive in exchange for those services is determined.  The Company’s revenues are recorded net of any sales taxes.

As of January 1, 2018, the Company adopted Topic 606 and all subsequent amendments to the ASU, using the modified retrospective approach.

Based on the Company’s evaluation process and review of our contracts with customers, the timing and amount of revenue recognized under the new guidance is consistent with our revenue recognition policy under previous guidance. The new guidance has not had a material impact on our results of operations, cash flows or financial condition.

In order to determine the revenue, we (1) identify the contract with the client, (2) identify the performance obligations, usually it’s based on the hours spent, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligation and (5) we recognize revenue as performance obligation is satisfied.

A performance obligation is a promise in a contract to transfer a distinct service to the client, and it is the unit of account in the new accounting guidance for revenue recognition. The majority of our contracts have a single performance obligation as the promise to transfer the individual services is not separately identifiable from other promises in our contracts and, therefore, is not distinct.

The following table presents the Company’s revenues according to the Company’s segments:

	Year ended December 31,
	2019	2018	2017
Airport Security and Other Aviation Services	$309,548	$329,150	$292,393
Authentication Technology	23,759	16,071	5,289
Total revenues	$333,307	$345,221	$297,682

The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Year ended December 31,
	2019		2018		2017
Germany	$137,207	41%	$134,646	39%	$125,896	42%
The Netherlands	97,700	29%	121,465	35%	103,862	35%
United States	73,719	22%	69,548	20%	54,891	18%
Other countries	24,681	8%	19,562	6%	13,033	5%
Total revenues	$333,307	100%	$345,221	100%	$297,682	100%

Airport Security and Other Aviation Services Segment

In the airport security and other aviation services, for performance obligations that we satisfy over time, revenues are recognized by consistently applying a method of measuring hours spent on that performance obligation. We generally utilize an input measure of time (hours and attendance for specific time framed service like specific flights) of the service provided. Performance obligations are satisfied over the course of each month and continue to be performed until the contract has been terminated or cancelled.

Pricing and Reduction to Revenues

We generally determine standalone selling prices based upon the prices included in the client contracts, using expected costs plus margin, or other observable prices. The price as specified in our client contracts is generally considered the standalone selling price as it is an observable input that depicts the price as if sold to a similar client in similar circumstances. Certain client contracts have variable consideration, including quality thresholds or other similar items that could reduce the transaction price. These amounts may be constrained and revenue is recorded to the extent we do not expect a significant reversal or when the uncertainty associated with the variable consideration is resolved. Our variable consideration amounts, if any, are not material, and we do not expect significant changes to our estimates.

Contracts

Our client contracts generally include standard payment terms acceptable in each of the countries, states and territories in which we operate. The payment terms vary by the type and location of our clients and services offered. Client payments are typically due in 30 to 60 days after invoicing, but may be a shorter or longer term depending on the contract. Our client contracts in the material countries are generally long term between three to five years. The timing between satisfaction of the performance obligation, invoicing and payment is not significant.

Practical Expedients and Exemptions

Because nearly all our contracts are based on input measure of time of service provided (as hours or attendance) no exemptions need to be made. We have no material contracts with material revenues expected to be recognized subsequent to December 31, 2019 related to remaining performance obligations.

Revenue Service Types

The following is a description of our revenue service types, including Airport Security, Airline Security, Cargo Security, Other Airport Services, General Security Services and Other.

Airport Security
Staffing or manning for specialized airport security are usually based on long term contract issued via a public tender procedure. We recognize revenue given the unit of measure (hours) provided in the given time period and the specific price for specific hours agreed upon in the contracts. Quality and criteria of staffing are described in the contracts and are measured in the given time period. Deviations, if any, are discussed with the customer before invoicing and will be reflected in the invoice showing the approved hours and other cost elements as agreed upon price.

Most contracts have an hourly rate that reflects an all-in tariff based on a full cost price calculation. In some of the contracts the hourly rates are split between a component based on hours and a component based on specific costs in a specific time period but always linked to the service provided in given time period. Revenue is recognized at the time period set in the contract.

Airline Security
Staffing or manning for airline security are usually based on long term contracts issued via a public tender procedure. We recognize revenue according to the unit of measure provided (usually attendance for specific time framed service like specific flights). The time framed specialized security services are in this case are the executed number of flights. When the manning for the security of these flights are delivered, the Company invoices the customer according to the agreed flight tariff.

Cargo Security
Staffing or manning for specialized cargo security are usually based on long term contract, sometimes publicly tendered. Contracts are based on hourly planned and executed screening services. Revenue is recognized based on the realized screening hours and contractually agreed upon hourly rate.

Other Airport Services
Airport Services include wheelchair attendants, pre-departure skycaps, bag-runners, agents, guards, charter security screening, janitorial, and cabin cleaning to major U.S. and foreign carriers in airports throughout the United States of America. Our contracts may include either single or multiple performance obligations and vary by airport and airline. We recognize revenue given the unit of measure (hours) provided in the given time period and the specific price for specific hours or attendance for specific event, time framed service as agreed upon in the contracts.

General Security Services
Security Services include providing armed and un-armed guards to private schools and places of worship, video surveillance and patrol. Contracts for security services generally include only a single performance obligation. We generally recognize revenue for security guard services. We recognize revenue for security guard given the unit of measure (hours) provided in the given time period. Revenue from video surveillance and patrol is recognized based upon a fixed monthly rate.

Other Services
Other services include revenues from (incidental) specialized security manning services, training services and ad hoc work performed on and off airports.  Revenue is recognized over time as services are being performed, using the input of service delivered during the time period, according to the contractual agreed price.

Authentication Technology Segment

In the authentication technology segment, the Company offers authentication services on a cost per click basis, with a minimum yearly commitment which means the customer pays the Company according to the higher of (a) number of times the customer used the system in order to authenticate IDs or (b) according to the yearly minimum commitment. According to the agreement with the customers, each chargeable click has an agreed price and revenue is being recognized accordingly.

Pricing and Reduction to Revenues

We generally determine standalone selling prices based upon the prices included in the client contracts, using expected costs plus margin, or other observable prices. The price as specified in our client contracts is generally considered the selling price as agreed with the customer. Certain client contracts have variable consideration which are based on quantity of usage. These amounts may be constrained and revenue is recorded to the extent we do not expect a significant reversal or when the uncertainty associated with the variable consideration is resolved. Our variable consideration, if any, amounts are not material, and we do not expect significant changes to our estimates.

Contracts

Our client contracts generally include standard payment terms acceptable in each of the countries, states and territories in which we operate. The payment terms vary by the type and location of our clients and services offered. The minimum commitment is usually being paid in advance. Client payments are typically due in 30 days after invoicing, but may be a shorter or longer term depending on the contract. Our client contracts are usually for a one-year period with a renewal option. The timing between satisfaction of the performance obligation, invoicing and payment is not significant.

Practical Expedients and Exemptions

We generally expense sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Deferred Revenues

We record deferred revenues when cash payments are received or due in advance of our performance. Deferred revenues at December 31, 2019 and 2018 were $1,652 and $2,001, respectively shown as part of the accrued expenses and other current liabilities and $268 and $111 shown as other liabilities. Revenue recognized for the years ended December 31, 2019, 2018 and 2017 that was included in the deferred revenue at the beginning of each year was $2,001, $854 and $360, respectively.

Our payment terms vary by the type and location of our customer and the products or services offered. The term between invoicing and when payment is due is not significant.

Cost of Revenue
Cost of Revenue

Cost of revenue represents primarily payroll and employee related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization.

Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred and consist primarily of payroll and related costs.
Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2019, 2018 and 2017 are $828, $528 and $316, respectively.
Value Added Tax
Value Added Tax

Certain of the Company’s operations are subject to Value Added Tax (“VAT”) applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases.

Income Taxes
Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities resulting from a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share
Income (Loss) Per Share
Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method.

The Company had a loss from continuing operations for the years ended December 31, 2019 and 2018. For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common share is anti-dilutive due to the net losses in 2019 and 2018. Potentially dilutive securities were excluded from the computation of diluted income (loss) per share as the conversion rate of the convertible note payable to related party was higher than the market price of the Company’s common stock as of December 31, 2019 and 2018, as the effect of including them is anti-dilutive.

The Company had an income from continuing operations for the year ended December 31, 2017. Potentially dilutive securities were excluded from the computation of diluted income (loss) per share as the conversion rate of the convertible note payable to related party was higher than the weighted average computed price of the Company’s stock for the year 2017 as the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2019	2018	2017

Shares issuable upon conversion of convertible notes
payable to related party at a price of $0.40	5,000,000	-	-
Shares issuable upon conversion of convertible notes
payable to related party at a price of $1.50	-	14,731,267	16,652,333
Shares issuable upon conversion of accrued interest
payable to related party at a price of $0.75	-	11,779,776	16,815,677
Total	5,000,000	26,511,043	33,468,010

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, income taxes payable, VAT payable, notes payable-banks, long-term loan payable and loan payable to related party approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to a related party and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States of America, Europe, Japan and Israel. As of December 31, 2019, accounts at financial institutions located in the United States of America are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250 per institution. As of December 31, 2019, cash, cash equivalents and restricted cash of $249 is being held in the United States of America, of which $16 is uninsured. Bank accounts located in Europe, Japan and Israel, totaling $54,596  as of December 31, 2019, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from two customers represented 69% of total revenue during the year ended December 31, 2019, of which one customer accounted for 41% and the other customer accounts for 28% of total revenue. Accounts receivable from these two customers represented 57% of total accounts receivable as of December 31, 2019.

Revenue from two customers represented 72% of total revenue during the year ended December 31, 2018, of which one customer accounted for 38% and the other customer accounts for 34% of total revenue. Accounts receivable from these two customers represented 55% of total accounts receivable as of December 31, 2018.

Revenue from two customers represented 76% of total revenue during the year ended December 31, 2017, of which one customer accounted for 42% and the other customer accounted for 34% of total revenue. Accounts receivable from these two customers represented 53% of total accounts receivable as of December 31, 2017.

Both customers mentioned above, have been principle customers in the last three years.

Risks and Uncertainties
Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Central Banks Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassification	Reclassification Certain amounts have been reclassified in prior years balance sheets, statements of operations and statements of cash flows to conform with current period presentation.
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Accounting Standards Update 2020-01

In January 2020, the FASB issued an update for Investments-Equity Securities (Topic 321) and Investments-Equity method and Joint Ventures (Topic 323). This ASU, among other things, clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, for the purposes of applying the measurement alternative in accordance with topic 321 immediately before applying or upon discontinuing the equity method. The amendment is affective for public business entities for fiscal years beginning after December 15, 2020, including interim periods within that fiscal year. The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.

Accounting Standards Update 2019-12

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The standard will become effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The adoption of this standard is not expected to have material effect on the Company’s operating results or financial condition.